Stockholders' Deficit (Tables)	12 Months Ended
Mar. 31, 2015
Stockholders' Equity Note [Abstract]
Scheduel of outstanding shares of common stock are validly issued, fully paid and non-assessable

All of the outstanding shares of common stock are validly issued, fully paid and non-assessable.

COMMON STOCK ISSUED FROM APRIL 1, 2014 THROUGH MARCH 31, 2015

	# OF	$ DEBT	$ INTEREST	$
DATE OF	SHARES	AMOUNT	AMOUNT	CONVERSION
CONVERSION	ISSUED	CONVERTED	CONVERTED	PRICE

4/9/2014	15,912,500	$6,365	$—	$0.0004
4/9/2014	8,000,000	3,200	—	0.0004
4/9/2014	12,000,000	4,800	—	0.0004
4/9/2014	9,067,500	—	3,627	0.0004
5/5/2014	10,000,000	5,000	—	0.0005
5/5/2014	10,000,000	5,000	—	0.0005
5/6/2014	22,441,780	6,925	4,296	0.0005
5/12/2014	11,312,000	—	5,656	0.0005
5/15/2014	9,600,000	4,800	—	0.0005
5/16/2014	26,628,740	13,250	64	0.0005
5/20/2014	12,000,000	6,000	—	0.0005
5/20/2014	12,000,000	6,000	—	0.0005
5/22/2014	12,000,000	—	4,800	0.0004
5/29/2014	14,000,000	5,600	—	0.0004
5/29/2014	14,000,000	5,600	—	0.0004
5/29/2014	14,000,000	5,600	—	0.0004
5/29/2014	14,000,000	5,600	—	0.0004
5/30/2014	26,644,475	11,200	70	0.0004
6/3/2014	14,000,000	5,600	—	0.0004
6/3/2014	15,000,000	6,000	—	0.0004
6/4/2014	15,800,000	—	6,320	0.0004
6/23/2014	18,136,000	—	9,068	0.0005
6/24/2014	20,000,000	10,000	—	0.0005
6/24/2014	26,642,000	13,300	—	0.0005
8/6/2014	26,655,000	5,310	21	0.0002
8/26/2014	56,546,850	11,275	341	0.0002
9/10/2014	22,061,200	4,405	7	0.0002
9/10/2014	40,115,050	2,960	5,063	0.0002
1/2/2015	62,500,000	25,000	—	0.0004
1/23/2015	58,680,556	16,900	—	0.000288
2/10/2015	19,687,500	3,150	—	0.00016
2/10/2015	50,625,000	8,100	—	0.00016
2/24/2015	70,673,077	14,700	—	0.000208
3/3/2015	44,687,500	7,150	—	0.00016
3/3/2015	39,062,500	6,250	—	0.00016
3/19/2015	43,750,000	7,000	—	0.00016
3/30/2015	81,250,000	6,500	—	0.00008

Summary of option activity under these stock option plans

A summary of option activity under these stock option plans for the year ended March 31, 2015 is presented below:

			Weighed-
			Average
		Weighted-	Remaining
		Average	Contractual	Aggregate
		Exercise	Term	Intrinsic
Options	Shares	Price	(in years)	Value

Outstanding at 3/31/13	60,180	$30.00	3.66	—
Granted	10,000,000	$0.02	4.47
Exercised	—	—
Forfeited	—	—
Expired	(1,804)	—

Outstanding at 3/31/14	10,058,376	$0.26	4.66	—
Granted	—	—	—	—
Exercised	—	—
Forfeited	—	—
Expired	(4,172)	—

Outstanding at 3/31/15	10,054,204	$0.06	3.46	—